Revenue and income (Details 1)	12 Months Ended
Dec. 31, 2025
Transaction Activities And Other Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Social security levied on gross revenue	4.50%
Transaction Activities And Other Services | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Taxes on service	5.00%
Transaction Activities And Other Services | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Taxes on service	2.00%
Subscription Services And Equipment Rental
Disclosure of disaggregation of revenue from contracts with customers [line items]
Social security levied on gross revenue	0.00%
Subscription Services And Equipment Rental | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Taxes on service	5.00%
Subscription Services And Equipment Rental | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Taxes on service	2.00%
Financial Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	4.00%
Taxes on service	0.00%
Social security levied on gross revenue	0.00%